SCHEDULE OF PREFERRED STOCK ISSUED (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Total	164,001,382	14,449,669
Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Total	7,020	7,020
Series A1A Preferred Stock [Member]
Class of Stock [Line Items]
Total	1,169,847	3,884,256
Series A2 Preferred Stock [Member]
Class of Stock [Line Items]
Total	634,978	1,195,904
Series A4 Preferred Stock [Member]
Class of Stock [Line Items]
Total	160,927,463	1,854,644
Series B Preferred Shares [Member]
Class of Stock [Line Items]
Total	1,262,074	7,507,845